CONVERTIBLE NOTE	12 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
CONVERTIBLE NOTE

NOTE 14 – CONVERTIBLE NOTE

On September 19, 2022, the Company entered into an Amended and Restated Securities Purchase Agreement (the “SPA”), with an accredited investor (the “Purchaser”), to issue and sell to the Purchaser a senior secured convertible note of the Company in the principal amount of $1.5 million (the “Note”), and a Series A Warrant and a Series B Warrant to purchase additional common shares of the Company (the Series A Warrant and the Series B Warrant are collectively referred to as the “Warrants”).

The Note is subject to an original issue discount of 10%, and is convertible, in whole and in part, from time to time at the option of the Purchaser commencing March 19, 2023 into the Company’s common shares at a conversion price equal to the lower of (i) $4.00, and (ii) the greater of (x) the Floor Price ($0.22 per share) then in effect and (y) 85% of the lowest trading price of our common shares during the 15 consecutive trading day period preceding the delivery of the conversion notice. Pursuant to the original issue discount, the Purchaser paid $1,350,000 for the Note and related Warrants, less certain fees, and expenses payable by the Company. The Note may not be converted to the extent that the number of common shares owned by the Purchaser and its affiliates will exceed 4.99% of the issued and outstanding shares of the Company at the time of conversion.

The Note matures on September 19, 2023, or earlier under certain conditions set forth in the SPA. The Note accrues interest at the greater of (x) the sum of the prime rate plus four and a half percent (4.5%) per annum and (y) nine percent (9%) per annum, provided that, subject to certain conditions set forth in the SPA, the Company may elect to pay such interest in common shares. The Note ranks senior to all present and future Company indebtedness, subject to certain permitted senior indebtedness (including real estate mortgages). The Company has the right to redeem all, but not less than all, of the outstanding balance under the Note at a 20% premium to the greater of the balance of the Note and the number of common shares into which the Note can then be converted.

The Company’s obligations under the Note, the SPA, the Warrants and other transaction documents are secured by (i) the grant of a first priority lien by the Company and its subsidiaries upon substantially all of the personal and real property of the Company and its subsidiaries pursuant to a security agreement between the Company, its subsidiaries and the Purchaser (the “Security Agreement”) and (ii) by a pledge of 3,620,378 shares held by our principal shareholder, director, and executive director, Fan Zhou (the “Pledge Agreement"). The Company’s obligations under the Note are also subject to a guaranty by the Company and its subsidiaries (the “Guaranty”).

Under the SPA, the Purchaser has customary preemptive rights to participate in any future financing by the Company and the Company agreed to certain restrictions on changes in its capital structure, including the Company’s agreement to certain restrictions on the issuance of additional equity securities so long as the Purchaser owns any Securities (as defined in the SPA), or to engage in any Dilutive Issuances (as defined in the Note) so long as the Note or any Warrants are outstanding.

The Series A Warrant grants the Purchaser the right to purchase 1,279,357 common shares at an exercise price of $4.00 per share until September 19, 2032. The Series B Warrant grants the Purchaser the right, from March 19, 2023 until September 19, 2032, to purchase 1,944,445 common shares at an exercise price equal to lower of (i) $3.60 and (ii) the greater of (x) the Floor Price (as defined in the Note) and (y) 75% of the lowest volume weighted average price of the Company’s common shares during the 15 consecutive trading day period preceding the delivery of the exercise notice. The Warrants may not be exercised to the extent that the number of common shares owned by the Purchaser and its affiliates will exceed 4.99% of the issued and outstanding shares of the Company.

The Company determined that the conversion feature of it convertible loan and the Serie A and B warrants in connection with this convertible loan shall be classified as derivative liabilities. Company engaged an independent valuation firm to perform the valuation. The fair value of the conversion feature, Serie A and B warrants is calculated using the binomial tree model. These financial instruments are classified as level 3 instruments as the valuation was determined based on unobservable inputs which are supported by little or no market activity and reflect the Company’s own assumptions in measuring fair value. Significant estimates used in developing the fair value of these financial instruments include the probability to convert, variability of conversion price due to future stock price and exchange rate, and expected timing of conversion, etc.

Loan portion of the convertible note

The Company recorded $893,878 (net of debt issuance costs) as the balance of the debt component and $443,208 as the embedded derivatives at the inception date on September 19, 2022 by assessing the fair value of both components, and recognized day 1 loss of $1,565,570. The loan is recorded as current loan payable with effective interest rate of 67.8%. For the year ended March 31, 2023, the Company recognized accretion interest expense of $320,497 and the interest payable balance of $92,579 included in accrued liabilities as at March 31, 2023.

Conversion feature of convertible note

The fair value of the conversion feature was assessed at $378,132 based on the binomial model assessed by the independent valuation firm as of March 31, 2023 (Inception date September 19, 2022: $443,208).

	September 19, 2022	March 31, 2023
Risk-free interest rate	4.01%	4.93%
Expected life	1 year	0.47 year
Discount rate	38.2026%	25.43%
Expected volatility	75%	92%
Expected dividend yield	–%	–%
Fair value	$443,208	$378,132

Series A Warrants

The fair value of the Series A warrants was assessed at $516,014 based on the binomial model assessed by the independent valuation firm as of March 31, 2023 (Inception date September 19, 2022: $400,406).

	September 19, 2022	March 31, 2023
Risk-free interest rate	3.46%	3.46%
Expected life	10 years	9.48 years
Discount rate	–%	–%
Expected volatility	45%	53%
Expected dividend yield	–%	–%
Fair value	$400,406	$516,014

Series B Warrants

The fair value of the Series B warrants was assessed at $1,049,557 based on the binomial model assessed by the independent valuation firm as of March 31, 2023 (Inception date September 19, 2022: $913,928).

	September 19, 2022	March 31, 2023
Risk-free interest rate	3.46%	3.46%
Expected life	10 years	9.48 years
Discount rate	–%	–%
Expected volatility	45%	53%
Expected dividend yield	–%	–%
Fair value	$913,928	$1,049,557